Contractual liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Contractual liabilities
Schedule of changes in the contractual liabilities

	2018	2017
At January	221,885	250,000
Revenue recognition upon ore delivery	(29,543)	(36,299)
Accretion for year	7,295	8,184
At December	199,637	221,885
Current	31,992	31,296
Non-current	167,645	190,589
	199,637	221,885